UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
November 23, 2010 to December 20, 2010
Commission File Number of issuing entity: 333-133770-06
Volkswagen Auto Loan Enhanced Trust 2008-2
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-133770
Volkswagen Auto Lease/Loan Underwritten Funding, LLC
(Exact name of depositor as specified in its charter)
VW Credit, Inc.
(Exact name of sponsor as specified in its charter)
Delaware
(State or other jurisdiction of incorporation
or organization of the issuing entity)
26-6595674
(I.R.S. Employer Identification No.)

2200 Ferdinand Porsche Drive, Herndon, Virginia	20171
(Address of principal executive offices of the	(Zip Code)
issuing entity)
(703) 364-7000
(Telephone number, including area code)
N/A
(Former name, former address, if changed since last report)
Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

Class A-1 Notes			☑
Class A-2A Notes			☑
Class A-2B Notes			☑
Class A-3A Notes			☑
Class A-3B Notes			☑
Class A-4B Notes			☑
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

PART I—DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
Response to Item 1 is set forth in Exhibit 99.1.
PART II—OTHER INFORMATION
Item 2. Legal Proceedings.
Not applicable
Item 3. Sales of Securities and Use of Proceeds.
Not applicable
Item 4. Defaults Upon Senior Securities.
Not applicable
Item 5. Submission of Matters to a Vote of Security Holders.
Not applicable
Item 6. Significant Obligors of Pool Assets.
Not applicable
Item 7. Significant Enhancement Provider Information.
Not applicable
Item 8. Other Information.
Not applicable
Item 9. Exhibits.
Exhibit 99.1 Monthly Distribution Report

Signature
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

December 20, 2010	VOLKSWAGEN AUTO LOAN ENHANCED TRUST 2008-2 By VW Credit, Inc., as Servicer
	By:	/s/ Roland Mai
		Name:	Roland Mai
		Title:	General Manager Financial Reporting

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

99.1	Monthly Distribution Report